Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett
Bond-Debenture Fund

For the period ended March 31, 2023

Schedule of Investments (unaudited)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 108.22%

ASSET-BACKED SECURITIES 6.41%

Automobiles 1.62%
CarMax Auto Owner Trust 2023-1 A4	4.65%		1/16/2029	$16,045,000	$16,077,372
CarMax Auto Owner Trust 2023-1 B	4.98%		1/16/2029	14,130,000	14,089,584
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	5,750,000	5,381,209
Flagship Credit Auto Trust 2023-1 A2†	5.38%		12/15/2026	41,800,000	41,696,929
Flagship Credit Auto Trust 2023-1 B†	5.05%		1/18/2028	8,575,000	8,494,957
Flagship Credit Auto Trust 2023-1 C†	5.43%		5/15/2029	8,100,000	8,063,678
Ford Credit Auto Lease Trust 2023-A B	5.29%		6/15/2026	22,610,000	22,589,043
Ford Credit Auto Lease Trust 2023-A C	5.54%		12/15/2026	26,790,000	26,505,584
Mercedes-Benz Auto Receivables Trust 2022-1 A3	5.21%		8/16/2027	73,845,000	74,642,253
Santander Drive Auto Receivables Trust 2022-3 B	4.13%		8/16/2027	23,172,000	22,722,732
Santander Drive Auto Receivables Trust 2023-1 B	4.98%		2/15/2028	27,480,000	27,314,062
Santander Drive Auto Receivables Trust 2023-1 C	5.09%		5/15/2030	33,530,000	33,177,717
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	58,047,000	53,113,098
Total					353,868,218

Credit Card 1.05%
American Express Credit Account Master Trust 2021-1 A	0.90%		11/15/2026	71,818,000	67,539,306
American Express Credit Account Master Trust 2022-2 A	3.39%		5/15/2027	31,334,000	30,621,349
American Express Credit Account Master Trust 2022-3 A	3.75%		8/15/2027	23,589,000	23,187,716
BA Credit Card Trust 2022-A2 A2	5.00%		4/15/2028	43,325,000	43,884,633
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	17,010,000	16,621,672
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	24,892,000	23,551,021
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	25,901,320	25,436,028
Total					230,841,725

Other 3.74%
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	6.677% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	28,620,000	28,154,925
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	26,220,000	25,463,338
Bain Capital Credit CLO Ltd. 2017-1A A1R†	5.778% (3 Mo. LIBOR + .97%)	#	7/20/2030	15,179,668	15,035,294

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Ballyrock CLO Ltd. 2019-1A A1R†	5.822% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	$9,300,000	$9,094,711
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	6.792% (3 Mo. LIBOR + 2.00%)	#	1/15/2033	7,671,867	7,464,908
Dryden 30 Senior Loan Fund 2013-30A AR†	5.684% (3 Mo. LIBOR + .82%)	#	11/15/2028	10,165,690	10,075,357
Elmwood CLO 19 Ltd. 2022-6A A†	5.818% (3 Mo. Term SOFR + 2.20%)	#	10/17/2034	15,615,000	15,620,523
Elmwood CLO Ltd. 2022-8A A1†	6.816% (3 Mo. Term SOFR + 2.25%)	#	11/20/2035	41,650,000	41,677,020
Elmwood CLO Ltd. 2023-2A A†(a)	6.857% (3 Mo. Term SOFR + 1.80%)	#	4/16/2036	60,000,000	60,000,000
Elmwood CLO Ltd. 2023-2A B†(a)	7.307% (3 Mo. Term SOFR + 2.25%)	#	4/16/2036	16,250,000	16,250,000
Flatiron CLO 18 Ltd. 2018-1A A†	5.869% (3 Mo. Term SOFR + 1.21%)	#	4/17/2031	41,155,000	40,648,974
Greywolf CLO III Ltd. 2020-3RA A1R†	6.204% (3 Mo. Term SOFR + 1.55%)	#	4/15/2033	19,851,397	19,618,239
Greywolf CLO VII Ltd. 2018-2A A1†	6.079% (3 Mo. Term SOFR + 1.44%)	#	10/20/2031	10,000,000	9,917,534
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	6.492% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	9,070,145	8,934,903
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	18,261,428	17,396,892
Madison Park Funding XIII Ltd. 2014-13A AR2†	5.748% (3 Mo. LIBOR + .95%)	#	4/19/2030	13,448,857	13,383,037
Marble Point CLO XVII Ltd. 2020-1A A†	6.108% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	19,165,475	18,828,517
Marble Point CLO XVII Ltd. 2020-1A B†	6.578% (3 Mo. LIBOR + 1.77%)	#	4/20/2033	9,348,354	8,985,161
MF1 LLC 2022-FL9 A†	6.906% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	53,135,000	52,670,069
Oaktree CLO Ltd. 2019-4 BR†	6.508% (3 Mo. LIBOR + 1.70%)	#	10/20/2032	29,540,000	28,489,063
OCP CLO Ltd. 2016-12A AR2†	5.902% (3 Mo. Term SOFR + 1.27%)	#	4/18/2033	41,245,000	40,463,268
OCP CLO Ltd. 2017-14A A2†	6.415% (3 Mo. LIBOR + 1.50%)	#	11/20/2030	19,000,000	18,554,651

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OCP CLO Ltd. 2021-22A B1†	6.508% (3 Mo. LIBOR + 1.70%)	#	12/2/2034	$37,820,000	$36,539,841
Octane Receivables Trust 2022-2A A†	5.11%		2/22/2028	13,899,822	13,791,349
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	25,790,000	23,183,144
Palmer Square CLO Ltd. 2022-5A A†	6.091% (3 Mo. Term SOFR + 2.00%)	#	10/20/2035	5,000,000	4,993,800
PFS Financing Corp. 2022-C A†	3.89%		5/15/2027	45,512,000	44,504,064
Rad CLO Ltd. 2020-7A A1†	5.992% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	7,609,203	7,500,592
Regatta XVIII Funding Ltd. 2021-1A B†	6.242% (3 Mo. LIBOR + 1.45%)	#	1/15/2034	18,690,000	17,783,687
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	38,369,835	33,704,309
Signal Peak CLO Ltd. 2021-10A B†	6.566% (3 Mo. LIBOR + 1.75%)	#	1/24/2035	9,570,000	9,160,865
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	27,551,131	22,114,488
Texas Debt Capital CLO Ltd. 2023-1A A†(a)	6.622% (3 Mo. Term SOFR + 1.80%)	#	4/20/2036	36,810,000	36,611,373
Voya CLO Ltd. 2014-1 AAR2†	5.884% (3 Mo. Term SOFR + 1.25%)	#	4/18/2031	48,214,324	47,841,556
Voya CLO Ltd. 2022-3A A1†	6.012% (3 Mo. Term SOFR + 2.00%)#		10/20/2034	14,100,000	14,085,900
Total					818,541,352
Total Asset-Backed Securities (cost $1,427,697,961)					1,403,251,295

				Shares

COMMON STOCKS 5.41%

Automobile Components 0.14%
Chassix Holdings, Inc.				607,057	6,677,627
Mobileye Global, Inc. Class A (Israel)*(b)(c)				552,755	23,917,709
Total					30,595,336

Automobiles 0.21%
Ferrari NV (Italy)(b)				168,892	45,759,599

Beverages 0.21%
Carlsberg A/S Class B(d)				151,267	23,471,628
Pernod Ricard SA(d)				102,075	23,112,931
Total					46,584,559

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Shares	Fair Value
Building Products 0.10%
A O Smith Corp.	331,863	$22,948,327

Capital Markets 0.31%
Cboe Global Markets, Inc.	170,151	22,841,070
CME Group, Inc.	118,028	22,604,723
Tradeweb Markets, Inc. Class A	283,490	22,401,380
Total		67,847,173

Chemicals 0.11%
Linde plc	66,152	23,513,067

Communications Equipment 0.10%
Arista Networks, Inc.*	132,295	22,207,039

Electrical Equipment 0.21%
nVent Electric plc (United Kingdom)(b)	512,551	22,008,940
Rockwell Automation, Inc.	78,529	23,044,335
Total		45,053,275

Electric-Generation 0.00%
Frontera Generation Holdings LLC	125,994	1,890

Electronic Equipment, Instruments & Components 0.21%
IPG Photonics Corp.*	189,115	23,319,770
Littelfuse, Inc.	86,374	23,156,006
Total		46,475,776

Entertainment 0.21%
Netflix, Inc.*	70,873	24,485,204
ROBLOX Corp. Class A*	496,131	22,315,972
Total		46,801,176

Food Products 0.46%
Campbell Soup Co.	609,548	33,512,949
Hershey Co. (The)	180,542	45,931,690
Lamb Weston Holdings, Inc.	213,558	22,321,082
Total		101,765,721

Health Care Equipment & Supplies 0.11%
Align Technology, Inc.*	69,928	23,365,742

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 0.76%
Airbnb, Inc. Class A*	184,277	$22,924,059
Booking Holdings, Inc.*	8,982	23,823,946
Churchill Downs, Inc.	88,468	22,740,699
Genting Singapore Ltd.(d)	34,249,138	28,906,473
Hyatt Hotels Corp. Class A*	214,720	24,003,549
Texas Roadhouse, Inc.	203,163	21,953,794
Wynn Resorts Ltd.*	204,391	22,873,397
Total		167,225,917

Household Products 0.16%
Clorox Co. (The)	216,428	34,247,567

Information Technology Services 0.11%
Wix.com Ltd. (Israel)*(b)	236,241	23,576,852

Insurance 0.11%
Progressive Corp. (The)	168,769	24,144,093

Interactive Media & Services 0.10%
Pinterest, Inc. Class A*	826,883	22,549,099

Machinery 0.42%
Parker-Hannifin Corp.	69,027	23,200,665
Pentair plc (United Kingdom)(b)	440,805	24,363,292
Snap-on, Inc.	93,307	23,036,565
Toro Co. (The)	199,472	22,173,308
Total		92,773,830

Metals & Mining 0.10%
Nucor Corp.	142,786	22,056,153

Miscellaneous Financials 0.03%
UTEX Industries, Inc.	113,840	7,418,611

Personal Care Products 0.06%
Gibson Brands Private Equity	106,902	12,560,985

Semiconductors & Semiconductor Equipment 0.35%
Lam Research Corp.	44,415	23,545,280
Lattice Semiconductor Corp.*	362,963	34,662,966
Universal Display Corp.	116,543	18,079,316
Total		76,287,562

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments			Shares	Fair Value
Software 0.26%
ANSYS, Inc.*			70,876	$23,587,533
Ceridian HCM Holding, Inc.*			138,201	10,119,077
Fortinet, Inc.*			340,187	22,608,828
Total				56,315,438

Specialty Retail 0.14%
Claires Holdings LLC			15,164	7,519,004	(e)
Dick’s Sporting Goods, Inc.			157,539	22,353,209
Total				29,872,213

Textiles, Apparel & Luxury Goods 0.42%
Cie Financiere Richemont SA Class A(d)			212,988	34,153,914
Hermes International(d)			11,181	22,644,384
Moncler SpA(d)			499,936	34,531,316
Total				91,329,614

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			44,897	1,324,462
Total Common Stocks (cost $1,135,883,019)				1,184,601,076

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 70.53%

Aerospace/Defense 1.72%
Boeing Co. (The)	5.805%	5/1/2050	$34,758,000	35,037,987
Bombardier, Inc. (Canada)†(b)	6.00%	2/15/2028	20,954,000	20,430,150
Bombardier, Inc. (Canada)†(b)	7.125%	6/15/2026	26,090,000	26,207,405
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029	34,016,000	34,781,360
Raytheon Technologies Corp.	4.125%	11/16/2028	23,454,000	23,140,100
Raytheon Technologies Corp.	5.15%	2/27/2033	36,028,000	37,515,219
Rolls-Royce plc (United Kingdom)†(b)	3.625%	10/14/2025	8,873,000	8,451,533
Rolls-Royce plc (United Kingdom)†(b)	5.75%	10/15/2027	3,200,000	3,190,768
Spirit AeroSystems, Inc.	4.60%	6/15/2028	4,514,000	3,830,896
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	15,728,000	17,182,840
TransDigm, Inc.	4.625%	1/15/2029	51,742,000	46,052,450
TransDigm, Inc.	5.50%	11/15/2027	89,332,000	84,329,664
Triumph Group, Inc.†	9.00%	3/15/2028	37,365,000	37,450,940
Total				377,601,312

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Agriculture 0.96%
BAT Capital Corp.	7.75%	10/19/2032	$20,427,000	$22,650,181
Cargill, Inc.†	4.875%	10/10/2025	26,892,000	27,127,159
Darling Ingredients, Inc.†	6.00%	6/15/2030	21,166,000	21,113,085
Imperial Brands Finance plc (United Kingdom)†(b)	6.125%	7/27/2027	24,430,000	25,089,981
JT International Financial Services BV (Netherlands)†(b)	6.875%	10/24/2032	30,475,000	33,670,137
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	39,341,000	35,062,748
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	27,334,000	21,637,568
Viterra Finance BV (Netherlands)†(b)	5.25%	4/21/2032	27,102,000	24,579,350
Total				210,930,209

Airlines 2.18%
Air Canada (Canada)†(b)	3.875%	8/15/2026	30,341,000	27,581,835
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	2/15/2029	27,972,179	27,195,012
American Airlines 2016-3 Class AA Pass Through Trust	3.00%	4/15/2030	12,688,209	11,245,477
American Airlines, Inc.†	7.25%	2/15/2028	16,554,000	16,114,740
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	122,306,103	117,450,661
Azul Investments LLP†	5.875%	10/26/2024	47,084,000	37,459,215
British Airways 2020-1 Class A Pass Through Trust A (United Kingdom)†(b)	4.25%	5/15/2034	10,173,887	9,532,843
British Airways Pass Through Trust 2019-1A (United Kingdom)†(b)	3.30%	6/15/2034	13,626,246	11,799,594
Delta Air Lines, Inc.†	7.00%	5/1/2025	34,304,000	35,193,209
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	34,083,000	32,918,998
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	48,588,300	46,189,010
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029	11,550,787	10,000,320
JetBlue 2019-1 Class B Pass Through Trust	8.00%	11/15/2027	7,448,998	7,461,038
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	22,088,200	22,038,833
United Airlines 2020-1 Class A Pass Through Trust	5.875%	4/15/2029	42,483,245	42,411,758
United Airlines, Inc.†	4.625%	4/15/2029	24,271,000	21,985,191
Total				476,577,734

Apparel 0.14%
Levi Strauss & Co.†	3.50%	3/1/2031	37,067,000	31,640,206

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 1.46%
Allison Transmission, Inc.†	3.75%		1/30/2031	$32,283,000	$27,578,237
Aston Martin Capital Holdings Ltd. (Jersey)†(b)	10.50%		11/30/2025	22,950,000	22,613,960
BMW US Capital LLC†	4.15%		4/9/2030	31,057,000	30,388,094
Ford Motor Co.	3.25%		2/12/2032	79,613,000	62,684,617
Ford Motor Co.	6.10%		8/19/2032	42,297,000	41,047,591
Ford Motor Credit Co. LLC	2.90%		2/10/2029	32,447,000	26,904,910
Ford Motor Credit Co. LLC	4.00%		11/13/2030	59,240,000	50,419,586
Ford Motor Credit Co. LLC	7.35%		11/4/2027	21,231,000	21,921,220
Mercedes-Benz Finance North America LLC†	4.80%		3/30/2028	35,861,000	35,999,120
Total					319,557,335

Auto Parts & Equipment 0.04%
Adient Global Holdings Ltd.†	7.00%		4/15/2028	9,028,000	9,288,729

Banks 4.58%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	25,600,000	19,667,161
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(b)	5.50% (5 Yr. Treasury CMT + 4.55%)		10/26/2031	51,057,000	–	(f)(g)
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	6.742%		12/8/2032	49,324,000	51,741,230
Bank Leumi Le-Israel BM (Israel)†(b)	7.129% (5 Yr. Treasury CMT + 3.47%)	#	7/18/2033	21,548,000	20,966,204
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	35,923,000	34,467,280
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	26,584,000	23,031,091
Bank of Ireland Group plc (Ireland)†(b)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026	33,190,000	33,024,594
Bank OZK	2.75% (3 Mo. Term SOFR + 2.09%)	#	10/1/2031	41,313,000	33,757,412
BankUnited, Inc.	4.875%		11/17/2025	24,108,000	21,629,245
BNP Paribas SA (France)†(b)	5.125% (1 Yr. Treasury CMT + 1.45%)	#	1/13/2029	44,524,000	44,650,585
CaixaBank SA (Spain)†(b)	6.208% (SOFR + 2.70%)	#	1/18/2029	54,842,000	55,227,766
Credit Suisse Group AG (Switzerland)†(b)	3.869% (3 Mo. LIBOR + 1.41%)	#	1/12/2029	75,530,000	67,433,372

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(b)	4.298% (1 Yr. Treasury CMT + 1.75%)	#	4/1/2028		$22,215,000	$20,991,988
Danske Bank A/S (Denmark)†(b)	6.466% (1 Yr. Treasury CMT + 2.10%)	#	1/9/2026		28,192,000	28,237,278
Deutsche Bank AG	6.72% (SOFR + 3.18%)	#	1/18/2029		42,171,000	41,910,236
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034		54,127,000	50,244,267
First Republic Bank	4.375%		8/1/2046		20,817,000	11,319,244
First Republic Bank	4.625%		2/13/2047		15,410,000	8,494,762
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	49,057,230
Home BancShares, Inc.	3.125% (3 Mo. Term SOFR + 1.82%)	#	1/30/2032		22,552,000	18,967,425
HSBC Holdings plc (United Kingdom)(b)	2.999% (SOFR + 1.43%)	#	3/10/2026		58,600,000	55,317,440
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		46,604,000	44,109,154
Lloyds Banking Group plc (United Kingdom)(b)	5.871% (1 Yr. Treasury CMT + 1.70%)	#	3/6/2029		22,198,000	22,398,108
Morgan Stanley	4.679% (SOFR + 1.67%)	#	7/17/2026		26,942,000	26,611,393
NatWest Group plc (United Kingdom)(b)	5.847% (1 Yr. Treasury CMT + 1.35%)	#	3/2/2027		9,877,000	9,911,504
NatWest Group PLC (United Kingdom)(b)	7.472% (1 Yr. Treasury CMT + 2.85%)	#	11/10/2026		41,004,000	42,414,395
Norinchukin Bank (The) (Japan)†(b)	5.43%		3/9/2028		17,835,000	18,285,523
Standard Chartered plc (United Kingdom)†(b)	7.767% (1 Yr. Treasury CMT + 3.45%)	#	11/16/2028		49,462,000	53,084,645
SVB Financial Group(h)	4.25% (5 Yr. Treasury CMT + 3.06%)		–	(i)	78,029,000	5,152,255
United Overseas Bank Ltd. (Singapore)†(b)	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031		26,430,000	23,435,437
US Bancorp	3.00%		7/30/2029		27,222,000	23,722,212
Webster Financial Corp.	4.10%		3/25/2029		31,720,000	28,966,568
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031		22,629,000	15,647,737
Total						1,003,874,741

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.52%
Bacardi Ltd.†	2.75%	7/15/2026	$22,956,000	$21,270,398
Bacardi Ltd.†	4.70%	5/15/2028	32,111,000	31,870,365
Becle SAB de CV (Mexico)†(b)	2.50%	10/14/2031	27,143,000	22,076,718
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%	4/27/2029	22,947,000	21,350,233
PepsiCo, Inc.	3.00%	10/15/2027	17,868,000	17,125,431
Total				113,693,145

Biotechnology 0.24%
Amgen, Inc.	5.25%	3/2/2030	17,983,000	18,398,969
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	50,785,000	33,933,742
Total				52,332,711

Building Materials 0.50%
Builders FirstSource, Inc.†	4.25%	2/1/2032	22,175,000	19,343,013
Griffon Corp.	5.75%	3/1/2028	4,514,000	4,191,362
Lennox International, Inc.	1.70%	8/1/2027	17,295,000	15,245,733
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	27,426,000	25,785,788
Trane Technologies Financing Ltd. (Ireland)(b)	5.25%	3/3/2033	22,499,000	23,273,289
Vulcan Materials Co.	4.50%	6/15/2047	24,390,000	21,727,199
Total				109,566,384

Chemicals 2.09%
Albemarle Corp.	4.65%	6/1/2027	27,011,000	26,597,580
Ashland LLC†	3.375%	9/1/2031	27,085,000	22,182,354
Cabot Corp.	5.00%	6/30/2032	32,395,000	31,557,272
Celanese US Holdings LLC	6.165%	7/15/2027	67,445,000	67,925,499
CF Industries, Inc.†	4.50%	12/1/2026	23,720,000	23,126,084
FMC Corp.	3.45%	10/1/2029	19,082,000	17,313,175
Ingevity Corp.†	3.875%	11/1/2028	24,342,000	20,886,026
NOVA Chemicals Corp. (Canada)†(b)	4.25%	5/15/2029	22,999,000	18,826,866
OCI NV (Netherlands)†(b)	6.70%	3/16/2033	22,392,000	22,361,034
OCP SA (Malaysia)†(b)	3.75%	6/23/2031	55,699,000	45,776,223
Olin Corp.	5.00%	2/1/2030	26,994,000	25,337,378
Olin Corp.	5.125%	9/15/2027	27,048,000	25,966,264
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	40,578,000	36,224,792
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	32,550,000	26,976,464
SK Invictus Intermediate II Sarl (Luxembourg)†(b)	5.00%	10/30/2029	28,443,000	23,645,235
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	3.50%	9/10/2051	31,277,000	21,908,321
Total				456,610,567

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Coal 0.26%
SunCoke Energy, Inc.†	4.875%	6/30/2029	$24,865,000	$21,678,024
Warrior Met Coal, Inc.†	7.875%	12/1/2028	34,601,000	34,830,419
Total				56,508,443

Commercial Services 1.52%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.828%	2/2/2032	17,701,000	11,528,484
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029	35,531,000	26,881,273
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	13,541,000	13,026,442
AMN Healthcare, Inc.†	4.625%	10/1/2027	17,092,000	15,864,247
Ashtead Capital, Inc.†	5.50%	8/11/2032	23,570,000	23,200,158
Ashtead Capital, Inc.†	5.55%	5/30/2033	17,598,000	17,405,803
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	27,982,000	27,089,374
Block, Inc.	3.50%	6/1/2031	23,781,000	19,553,095
Brink’s Co. (The)†	4.625%	10/15/2027	6,320,000	5,962,920
Garda World Security Corp. (Canada)†(b)	4.625%	2/15/2027	4,513,000	4,056,585
Global Payments, Inc.	2.90%	5/15/2030	33,487,000	28,384,891
GXO Logistics, Inc.	2.65%	7/15/2031	15,098,000	11,756,138
Herc Holdings, Inc.†	5.50%	7/15/2027	9,028,000	8,723,982
Hertz Corp. (The)†	5.50%	10/15/2024	16,775,000	754,875
Hertz Corp. (The)†	6.00%	1/15/2028	33,436,000	3,176,420
ITR Concession Co. LLC†	5.183%	7/15/2035	12,438,000	11,985,722
Johns Hopkins University	2.813%	1/1/2060	20,694,000	13,700,143
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,251,000	21,438,091
NESCO Holdings II, Inc.†	5.50%	4/15/2029	13,541,000	12,264,016
Quanta Services, Inc.	2.90%	10/1/2030	6,933,000	5,984,587
United Rentals North America, Inc.	4.875%	1/15/2028	32,768,000	31,368,806
University of Miami	4.063%	4/1/2052	20,782,000	17,861,720
Total				331,967,772

Computers 0.62%
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	128,533,000	112,289,784
Teledyne FLIR LLC	2.50%	8/1/2030	27,841,000	23,446,686
Total				135,736,470

Cosmetics/Personal Care 0.20%
Haleon U.S. Capital LLC	3.625%	3/24/2032	48,464,000	44,041,712

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Distribution/Wholesale 0.48%
Ferguson Finance plc (United Kingdom)†(b)	3.25%	6/2/2030	$32,537,000	$28,279,381
H&E Equipment Services, Inc.†	3.875%	12/15/2028	42,776,000	37,535,940
Ritchie Bros Holdings, Inc.†	6.75%	3/15/2028	15,163,000	15,634,266
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	21,911,000	22,990,555
Total				104,440,142

Diversified Financial Services 1.41%
AG Issuer LLC†	6.25%	3/1/2028	24,003,000	21,646,192
Ally Financial, Inc.	6.70%	2/14/2033	44,941,000	39,982,467
Ameriprise Financial, Inc.	5.15%	5/15/2033	27,023,000	26,969,517
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.25%	4/15/2026	34,177,000	32,171,825
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(b)	6.50%	9/15/2024	26,870,334	24,187,600
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(h)	6.054% (3 Mo. LIBOR + 5.75%)	1/15/2015	15,000,000	–	(f)(g)
Intercontinental Exchange, Inc.	4.00%	9/15/2027	35,923,000	35,524,416
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	18,510,000	16,593,475
LPL Holdings, Inc.†	4.00%	3/15/2029	4,064,000	3,661,583
Navient Corp.	4.875%	3/15/2028	8,715,000	7,340,165
Navient Corp.	5.50%	3/15/2029	27,371,000	23,163,667
Navient Corp.	6.75%	6/15/2026	9,028,000	8,813,404
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	25,846,000	21,496,247
Synchrony Financial	7.25%	2/2/2033	35,946,000	31,756,351
USAA Capital Corp.†	2.125%	5/1/2030	19,111,000	15,947,170
Total				309,254,079

Electric 5.16%
AES Corp. (The)	2.45%	1/15/2031	46,173,000	37,634,834
Atlantic City Electric Co.	4.00%	10/15/2028	15,606,000	15,170,061
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	26,506,000	25,107,482
Black Hills Corp.	4.35%	5/1/2033	24,090,000	22,157,696
Calpine Corp.†	3.75%	3/1/2031	27,110,000	22,892,327
Calpine Corp.†	4.50%	2/15/2028	23,379,000	21,714,849
Calpine Corp.†	4.625%	2/1/2029	74,359,000	64,304,815
Calpine Corp.†	5.125%	3/15/2028	27,994,000	25,667,987
Clearway Energy Operating LLC†	4.75%	3/15/2028	37,921,000	36,256,647
Cleveland Electric Illuminating Co.†	3.50%	4/1/2028	21,815,000	20,505,335
Constellation Energy Generation LLC	5.60%	6/15/2042	11,267,000	11,124,657
Constellation Energy Generation LLC	5.80%	3/1/2033	32,152,000	33,187,848

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electric (continued)
Constellation Energy Generation LLC	6.25%	10/1/2039		$42,389,000	$44,736,190
Duke Energy Corp.	4.30%	3/15/2028		35,923,000	35,255,765
EDP Finance BV (Netherlands)†(b)	6.30%	10/11/2027		44,211,000	45,897,606
El Paso Electric Co.	5.00%	12/1/2044		10,857,000	9,844,189
Electricite de France SA (France)†(b)	3.625%	10/13/2025		16,360,000	15,948,086
Electricite de France SA (France)†(b)	4.50%	9/21/2028		22,057,000	21,482,734
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%	5/2/2049		9,192,000	7,384,477
Enel Finance International NV (Netherlands)†(b)	3.50%	4/6/2028		26,128,000	24,056,772
Entergy Arkansas LLC	4.00%	6/1/2028		18,001,000	17,451,363
Entergy Arkansas LLC	4.95%	12/15/2044		7,710,000	7,196,203
FirstEnergy Corp.	4.15%	7/15/2027		50,315,000	47,984,661
FirstEnergy Transmission LLC†	2.866%	9/15/2028		27,024,000	24,413,199
Indianapolis Power & Light Co.†	5.65%	12/1/2032		18,871,000	19,844,448
ITC Holdings Corp.†	4.95%	9/22/2027		22,504,000	22,653,956
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030		31,220,000	27,585,608
Monongahela Power Co.†	3.55%	5/15/2027		26,437,000	25,114,836
NextEra Energy Operating Partners LP†	3.875%	10/15/2026		46,264,000	43,134,344
NextEra Energy Operating Partners LP†	4.50%	9/15/2027		35,216,000	33,664,031
NRG Energy, Inc.†	3.875%	2/15/2032		55,709,000	44,627,923
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		6,359,271	6,295,138
Ohio Edison Co.†	5.50%	1/15/2033		8,941,000	9,157,341
Pacific Gas & Electric Co.	6.15%	1/15/2033		29,916,000	30,740,260
Pacific Gas & Electric Co.	6.70%	4/1/2053		15,018,000	15,466,811
Pacific Gas and Electric Co.	3.50%	8/1/2050		17,907,000	11,845,135
Pacific Gas and Electric Co.	4.95%	7/1/2050		13,408,158	11,071,503
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028		26,956,000	24,702,982
PG&E Corp.	5.00%	7/1/2028		30,834,000	29,147,380
Pike Corp.†	5.50%	9/1/2028		25,272,000	22,139,788
Puget Energy, Inc.	4.10%	6/15/2030		26,045,000	24,082,518
Vistra Operations Co. LLC†	4.375%	5/1/2029		53,389,000	47,344,580
Vistra Operations Co. LLC†	5.125%	5/13/2025		45,015,000	43,921,383
Total					1,129,915,748

Electronics 0.58%
Amphenol Corp.	2.80%	2/15/2030		36,607,000	32,865,351
Arrow Electronics, Inc.	6.125%	3/1/2026		18,015,000	18,062,158
Honeywell International, Inc.(d)	4.125%	11/2/2034	EUR	25,284,000	27,865,464
Imola Merger Corp.†	4.75%	5/15/2029		$18,106,000	16,217,906
Trimble, Inc.	6.10%	3/15/2033		32,168,000	32,510,376
Total					127,521,255

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Energy-Alternate Sources 0.45%
TerraForm Power Operating LLC†	4.75%	1/15/2030	$23,420,000	$21,037,377
TerraForm Power Operating LLC†	5.00%	1/31/2028	23,969,000	22,800,594
Topaz Solar Farms LLC†	5.75%	9/30/2039	56,499,334	53,700,922
Total				97,538,893

Engineering & Construction 0.53%
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	5.125%	8/11/2061	51,145,000	39,829,517
Fluor Corp.	4.25%	9/15/2028	53,100,000	48,651,506
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	27,604,000	27,664,476
Total				116,145,499

Entertainment 2.07%
Caesars Entertainment, Inc.†	4.625%	10/15/2029	38,882,000	34,042,552
Caesars Entertainment, Inc.†	7.00%	2/15/2030	30,300,000	30,857,975
Churchill Downs, Inc.†	4.75%	1/15/2028	36,115,000	33,854,201
Churchill Downs, Inc.†	5.50%	4/1/2027	51,209,000	50,184,820
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	45,629,000	40,952,027
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026	26,904,000	25,549,394
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	44,276,000	38,541,314
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026	43,614,000	39,949,334
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	42,245,000	32,660,132
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	40,529,000	36,627,273
Warnermedia Holdings, Inc.†	4.279%	3/15/2032	24,280,000	21,694,638
Warnermedia Holdings, Inc.†	5.141%	3/15/2052	13,742,000	11,149,517
WMG Acquisition Corp.†	3.00%	2/15/2031	28,671,000	23,996,767
WMG Acquisition Corp.†	3.75%	12/1/2029	37,872,000	33,591,328
Total				453,651,272

Environmental Control 0.33%
Madison IAQ LLC†	4.125%	6/30/2028	32,278,000	27,956,460
Madison IAQ LLC†	5.875%	6/30/2029	26,967,000	20,858,705
Republic Services, Inc.	2.375%	3/15/2033	27,795,000	22,967,389
Total				71,782,554

Equity Real Estate 0.14%
Hunt Cos., Inc.†	5.25%	4/15/2029	39,175,000	30,666,468

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Food 1.84%
Bellis Acquisition Co. PLC(d)	3.25%	2/16/2026	GBP	27,281,000	$27,665,192
Campbell Soup Co.	2.375%	4/24/2030		$32,995,000	28,346,244
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028		11,739,000	10,710,488
General Mills, Inc.	4.95%	3/29/2033		27,033,000	27,466,561
Kraft Heinz Foods Co.	4.375%	6/1/2046		79,376,000	69,222,640
Kraft Heinz Foods Co.	4.875%	10/1/2049		30,023,000	27,927,627
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		24,243,000	22,205,255
McCormick & Co., Inc.	2.50%	4/15/2030		37,991,000	32,450,850
Performance Food Group, Inc.†	4.25%	8/1/2029		13,541,000	12,174,133
Post Holdings, Inc.†	4.50%	9/15/2031		48,853,000	43,039,493
Post Holdings, Inc.†	4.625%	4/15/2030		45,332,000	40,669,604
Post Holdings, Inc.†	5.50%	12/15/2029		13,541,000	12,775,514
Smithfield Foods, Inc.†	5.20%	4/1/2029		28,037,000	26,210,753
U.S. Foods, Inc.†	4.75%	2/15/2029		24,298,000	22,474,800
Total					403,339,154

Gas 0.21%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		22,726,000	21,561,383
Southwest Gas Corp.	4.05%	3/15/2032		26,234,000	24,152,273
Total					45,713,656

Hand/Machine Tools 0.20%
Regal Rexnord Corp.†	6.40%	4/15/2033		44,045,000	44,124,676

Health Care-Products 0.59%
Alcon Finance Corp.†	2.60%	5/27/2030		23,375,000	20,154,294
Boston Scientific Corp.	6.75%	11/15/2035		13,056,000	14,784,535
Edwards Lifesciences Corp.	4.30%	6/15/2028		27,692,000	27,585,769
GE HealthCare Technologies, Inc.†	6.377%	11/22/2052		12,938,000	14,482,567
Medline Borrower LP†	3.875%	4/1/2029		35,219,000	30,593,336
Medline Borrower LP†	5.25%	10/1/2029		25,194,000	21,882,690
Total					129,483,191

Health Care-Services 3.41%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029		28,624,000	25,189,352
Centene Corp.	2.50%	3/1/2031		32,010,000	25,950,507
Centene Corp.	3.00%	10/15/2030		33,566,000	28,295,501
Centene Corp.	3.375%	2/15/2030		54,803,000	47,861,873
Centene Corp.	4.625%	12/15/2029		36,428,000	34,283,848
Charles River Laboratories International, Inc.†	3.75%	3/15/2029		26,607,000	23,644,496

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (contined)
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	$81,159,000	$60,000,849
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	20,053,000	18,699,447
DaVita, Inc.†	4.625%	6/1/2030	22,490,000	19,217,705
Elevance Health, Inc.	2.25%	5/15/2030	26,765,000	22,995,915
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	23,386,000	19,209,260
HCA, Inc.	3.50%	9/1/2030	47,712,000	42,528,650
HCA, Inc.	7.69%	6/15/2025	12,671,000	13,114,261
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	27,799,000	24,158,541
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029	38,324,000	32,579,440
Molina Healthcare, Inc.†	3.875%	11/15/2030	32,676,000	28,539,790
Molina Healthcare, Inc.†	3.875%	5/15/2032	40,412,000	33,998,662
Montefiore Obligated Group	5.246%	11/1/2048	24,832,000	18,199,140
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	20,988,000	16,655,542
Roche Holdings, Inc.†	2.314%	3/10/2027	24,026,000	22,382,437
Seattle Children’s Hospital	2.719%	10/1/2050	31,459,000	21,196,210
Select Medical Corp.†	6.25%	8/15/2026	9,028,000	8,766,233
Tenet Healthcare Corp.	4.375%	1/15/2030	27,941,000	25,102,194
Tenet Healthcare Corp.	4.875%	1/1/2026	23,102,000	22,673,573
Tenet Healthcare Corp.	6.125%	10/1/2028	46,022,000	44,150,976
Tenet Healthcare Corp.†	6.125%	6/15/2030	35,548,000	35,100,095
UnitedHealth Group, Inc.	4.20%	5/15/2032	33,007,000	32,372,151
Total				746,866,648

Home Builders 0.33%
NVR, Inc.	3.00%	5/15/2030	35,885,000	31,592,235
PulteGroup, Inc.	6.375%	5/15/2033	23,447,000	24,510,029
Toll Brothers Finance Corp.	4.35%	2/15/2028	17,058,000	16,109,296
Total				72,211,560

Home Furnishings 0.12%
Leggett & Platt, Inc.	4.40%	3/15/2029	26,515,000	25,699,376

Household Products/Wares 0.11%
SC Johnson & Son, Inc.†	4.75%	10/15/2046	25,771,000	24,301,471

Insurance 1.54%
AIA Group Ltd. (Hong Kong)†(b)	3.20%	9/16/2040	42,036,000	31,464,804
AIA Group Ltd. (Hong Kong)†(b)	3.375%	4/7/2030	27,404,000	25,220,241
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028	52,893,000	52,352,434

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Insurance (continued)
Arch Capital Finance LLC	4.011%		12/15/2026		$23,230,000	$22,651,293
Assurant, Inc.	2.65%		1/15/2032		24,502,000	18,541,795
Assurant, Inc.	3.70%		2/22/2030		17,312,000	15,087,504
AXIS Specialty Finance plc (United Kingdom)(b)	5.15%		4/1/2045		20,919,000	18,229,316
Brown & Brown, Inc.	2.375%		3/15/2031		44,201,000	35,365,863
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051		17,718,000	14,246,928
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047		28,370,000	22,741,507
PartnerRe Finance B LLC	3.70%		7/2/2029		35,974,000	33,636,419
Selective Insurance Group, Inc.	5.375%		3/1/2049		10,049,000	9,388,383
Transatlantic Holdings, Inc.	8.00%		11/30/2039		17,659,000	22,597,575
W R Berkley Corp.	3.15%		9/30/2061		22,876,000	14,621,798
Total						336,145,860

Internet 1.88%
Alibaba Group Holding Ltd. (China)(b)	2.125%		2/9/2031		43,762,000	36,237,196
Amazon.com, Inc.	3.15%		8/22/2027		55,732,000	53,718,319
Amazon.com, Inc.	4.80%		12/5/2034		18,536,000	19,305,164
Gen Digital, Inc.†	6.75%		9/30/2027		22,453,000	22,593,331
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%		12/1/2027		24,270,000	23,640,194
Meta Platforms, Inc.	4.45%		8/15/2052		22,311,000	19,653,439
Netflix, Inc.(d)	3.625%		5/15/2027	EUR	51,139,000	55,052,846
Netflix, Inc.	4.875%		4/15/2028		$74,089,000	73,785,235
Tencent Holdings Ltd. (China)†(b)	3.595%		1/19/2028		62,466,000	59,019,046
Tencent Holdings Ltd. (China)†(b)	3.925%		1/19/2038		27,722,000	23,118,907
VeriSign, Inc.	2.70%		6/15/2031		30,037,000	25,487,333
Total						411,611,010

Investment Companies 0.02%
Temasek Financial I Ltd. (Singapore)†(b)	2.50%		10/6/2070		7,112,000	4,527,601

Iron-Steel 0.86%
ArcelorMittal SA (Luxembourg)(b)	6.55%		11/29/2027		40,288,000	41,941,427
ArcelorMittal SA (Luxembourg)(b)	6.80%		11/29/2032		8,989,000	9,436,905
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%		7/15/2026		21,555,000	20,589,519
Commercial Metals Co.	4.375%		3/15/2032		12,516,000	10,785,794
Mineral Resources Ltd. (Australia)†(b)	8.50%		5/1/2030		36,051,000	37,035,192
Steel Dynamics, Inc.	3.45%		4/15/2030		24,560,000	22,356,883
United States Steel Corp.	6.875%		3/1/2029		21,509,000	21,530,294
Vale Overseas Ltd. (Brazil)(b)	3.75%		7/8/2030		27,040,000	24,255,302
Total						187,931,316

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Leisure Time 1.33%
Carnival Corp.†	4.00%	8/1/2028	$40,495,000	$34,901,628
Carnival Corp.†	9.875%	8/1/2027	40,811,000	42,076,957
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028	23,092,000	24,863,041
Life Time, Inc.†	5.75%	1/15/2026	17,488,000	17,007,080
NCL Corp. Ltd.†	5.875%	2/15/2027	36,990,000	34,535,529
NCL Corp. Ltd.†	8.375%	2/1/2028	12,109,000	12,161,402
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	23,850,000	22,340,414
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	56,436,000	56,839,517
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029	44,202,000	47,007,280
Total				291,732,848

Lodging 1.98%
Boyd Gaming Corp.	4.75%	12/1/2027	22,921,000	22,004,160
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	27,745,000	24,975,779
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,286,000	22,656,003
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	71,492,000	68,547,602
Las Vegas Sands Corp.	3.50%	8/18/2026	35,861,000	33,503,226
Marriott International, Inc.	3.50%	10/15/2032	26,858,000	23,565,209
MGM China Holdings Ltd. (Macau)†(b)	5.875%	5/15/2026	7,567,000	7,131,065
Sands China Ltd. (Macau)(b)	3.35%	3/8/2029	57,502,000	47,811,964
Sands China Ltd. (Macau)(b)	4.875%	6/18/2030	35,200,000	31,218,187
Sands China Ltd. (Macau)(b)	5.90%	8/8/2028	25,193,000	23,936,411
Travel + Leisure Co.	6.00%	4/1/2027	23,988,000	23,820,084
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	47,847,000	45,271,874
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	41,450,000	40,721,724
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027	21,063,000	18,400,629
Total				433,563,917

Machinery-Diversified 0.50%
Chart Industries, Inc.†	7.50%	1/1/2030	25,690,000	26,575,535
nVent Finance Sarl (Luxembourg)(b)	2.75%	11/15/2031	22,090,000	17,942,323
Otis Worldwide Corp.	2.565%	2/15/2030	27,022,000	23,710,801
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	23,578,000	22,290,759
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	20,980,000	19,667,614
Total				110,187,032

Media 1.95%
Cable One, Inc.†	4.00%	11/15/2030	31,183,000	25,418,219
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	32,032,589
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	49,077,000	45,117,958

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	$29,683,000	$28,373,980
DISH Network Corp.†	11.75%	11/15/2027	61,015,000	59,248,921
FactSet Research Systems, Inc.	3.45%	3/1/2032	23,698,000	20,692,589
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027	16,375,000	15,481,007
News Corp.†	3.875%	5/15/2029	29,135,000	25,921,410
Nexstar Media, Inc.†	4.75%	11/1/2028	25,187,000	22,430,031
Nexstar Media, Inc.†	5.625%	7/15/2027	23,466,000	21,709,227
Univision Communications, Inc.†	4.50%	5/1/2029	40,601,000	34,152,140
UPC Broadband Finco BV (Netherlands)†(b)	4.875%	7/15/2031	53,571,000	46,390,611
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032	61,972,000	50,623,377
Total				427,592,059

Metal Fabricate-Hardware 0.12%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	29,039,000	25,965,512

Mining 1.45%
Anglo American Capital plc (United Kingdom)†(b)	5.625%	4/1/2030	22,140,000	22,295,359
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%	4/1/2031	76,481,000	67,189,706
FMG Resources August Pty. Ltd. (Australia)†(b)	6.125%	4/15/2032	28,083,000	27,069,063
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	34,311,899
Glencore Funding LLC†	2.50%	9/1/2030	26,865,000	22,519,591
Hecla Mining Co.	7.25%	2/15/2028	25,372,000	25,656,293
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	24,096,782
Mirabela Nickel Ltd.	1.00%	9/10/2044	185,297	–	(f)(g)
Newmont Corp.	2.25%	10/1/2030	31,224,000	26,245,111
Novelis Corp.†	4.75%	1/30/2030	36,313,000	33,407,960
Teck Resources Ltd. (Canada)(b)	3.90%	7/15/2030	37,805,000	34,761,115
Total				317,552,879

Miscellaneous Manufacturing 0.22%
Eaton Corp.	4.15%	3/15/2033	26,876,000	26,013,703
Hillenbrand, Inc.	3.75%	3/1/2031	27,046,000	22,624,250
Total				48,637,953

Office/Business Equipment 0.11%
CDW LLC/CDW Finance Corp.	3.569%	12/1/2031	27,033,000	23,276,224

Oil & Gas 10.50%
Antero Resources Corp.†	5.375%	3/1/2030	97,896,000	91,177,887
Apache Corp.	4.25%	1/15/2030	53,101,000	48,505,905
Apache Corp.	4.75%	4/15/2043	33,825,000	25,443,052

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Apache Corp.	5.10%	9/1/2040	$66,236,000	$56,236,020
California Resources Corp.†	7.125%	2/1/2026	41,760,000	42,313,111
Callon Petroleum Co.	6.375%	7/1/2026	39,452,000	37,527,729
Callon Petroleum Co.†	8.00%	8/1/2028	35,641,000	35,341,616
Cenovus Energy, Inc. (Canada)(b)	2.65%	1/15/2032	28,627,000	23,647,408
Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	71,382,000	66,505,178
Chesapeake Energy Corp.†	6.75%	4/15/2029	53,758,000	53,420,669
CITGO Petroleum Corp.†	7.00%	6/15/2025	22,960,000	22,674,722
CNX Resources Corp.†	7.25%	3/14/2027	20,959,000	20,877,071
Comstock Resources, Inc.†	6.75%	3/1/2029	36,417,000	33,355,787
Continental Resources, Inc.	4.375%	1/15/2028	83,271,000	78,548,923
Continental Resources, Inc.†	5.75%	1/15/2031	20,974,000	20,169,012
Crescent Energy Finance LLC†	7.25%	5/1/2026	35,267,000	33,183,426
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	36,025,000	33,604,120
Diamondback Energy, Inc.	3.50%	12/1/2029	50,978,000	46,640,937
Diamondback Energy, Inc.	4.25%	3/15/2052	17,947,000	14,110,454
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	33,746,000	29,559,640
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	56,642,000	56,273,261
Helmerich & Payne, Inc.	2.90%	9/29/2031	32,680,000	27,150,178
Hess Corp.	5.60%	2/15/2041	32,388,000	31,268,330
Kosmos Energy Ltd.†	7.75%	5/1/2027	43,319,000	36,436,910
Matador Resources Co.	5.875%	9/15/2026	27,808,000	27,470,967
MC Brazil Downstream Trading Sarl (Luxembourg)†(b)	7.25%	6/30/2031	28,003,461	22,031,723
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	46,350,000	44,700,404
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	63,832,000	65,172,718
Murphy Oil Corp.	5.875%	12/1/2027	37,764,000	36,827,765
Murphy Oil Corp.	6.375%	7/15/2028	29,105,000	28,705,332
Nabors Industries, Inc.†	7.375%	5/15/2027	25,848,000	25,338,794
Occidental Petroleum Corp.	6.125%	1/1/2031	66,595,000	69,159,906
Occidental Petroleum Corp.	6.625%	9/1/2030	19,846,000	20,919,371
Occidental Petroleum Corp.	7.50%	5/1/2031	18,501,000	20,424,919
Occidental Petroleum Corp.	8.875%	7/15/2030	14,875,000	17,315,541
OGX Austria GmbH (Brazil)†(b)(h)	8.50%	6/1/2018	20,000,000	400
OQ SAOC (Oman)†(b)	5.125%	5/6/2028	35,991,000	34,332,715
Ovintiv, Inc.	6.50%	2/1/2038	35,442,000	35,403,734
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	29,415,000	26,149,494
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	29,814,000	27,490,640
PDC Energy, Inc.	5.75%	5/15/2026	56,359,000	54,940,162

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Permian Resources Operating LLC†	5.375%	1/15/2026	$20,285,000	$19,249,193
Permian Resources Operating LLC†	6.875%	4/1/2027	23,910,000	23,420,580
Petroleos Mexicanos (Mexico)(b)	5.35%	2/12/2028	30,987,000	26,268,064
Petroleos Mexicanos (Mexico)(b)	5.95%	1/28/2031	31,871,000	24,414,843
Petroleos Mexicanos (Mexico)†(b)	10.00%	2/7/2033	16,637,000	15,959,773
Phillips 66	4.95%	12/1/2027	22,526,000	22,636,924
Pioneer Natural Resources Co.	2.15%	1/15/2031	26,991,000	22,183,509
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	25,184,000	22,877,146
QatarEnergy (Qatar)†(b)	3.30%	7/12/2051	36,523,000	27,306,421
Range Resources Corp.†	4.75%	2/15/2030	54,135,000	49,416,593
Range Resources Corp.	4.875%	5/15/2025	28,090,000	27,570,129
Range Resources Corp.	8.25%	1/15/2029	50,838,000	53,631,548
Rockcliff Energy II LLC†	5.50%	10/15/2029	23,649,000	20,983,048
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	21,528,000	18,554,876
Shell International Finance BV (Netherlands)(b)	2.875%	5/10/2026	17,938,000	17,171,910
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	12,588,000	14,548,558
SM Energy Co.	6.625%	1/15/2027	82,786,000	79,609,098
SM Energy Co.	6.75%	9/15/2026	22,306,000	21,895,124
Southwestern Energy Co.	5.375%	2/1/2029	51,054,000	48,177,362
Southwestern Energy Co.	5.375%	3/15/2030	35,900,000	33,793,388
Southwestern Energy Co.	8.375%	9/15/2028	26,363,000	27,740,994
Suncor Energy, Inc. (Canada)(b)	4.00%	11/15/2047	19,756,000	15,832,477
Texaco Capital, Inc.	8.625%	11/15/2031	10,933,000	13,819,634
Viper Energy Partners LP†	5.375%	11/1/2027	37,638,000	36,231,123
Vital Energy, Inc.†	7.75%	7/31/2029	35,741,000	29,845,879
Vital Energy, Inc.	10.125%	1/15/2028	69,305,000	66,615,273
Total				2,300,109,398

Oil & Gas Services 0.60%
Oceaneering International, Inc.	4.65%	11/15/2024	26,550,000	26,019,000
Oceaneering International, Inc.	6.00%	2/1/2028	38,139,000	35,881,622
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	27,040,000	25,865,247
Weatherford International Ltd.†	8.625%	4/30/2030	41,472,000	42,465,669
Total				130,231,538

Packaging & Containers 0.55%
Ball Corp.	2.875%	8/15/2030	57,809,000	48,212,706
Ball Corp.	6.875%	3/15/2028	29,851,000	30,926,233
LABL, Inc.†	6.75%	7/15/2026	9,028,000	8,714,706
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	9,028,000	9,036,170
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	22,662,353
Total				119,552,168

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.51%
AbbVie, Inc.	3.20%		11/21/2029	$26,717,000	$24,804,232
BellRing Brands, Inc.†	7.00%		3/15/2030	18,056,000	18,306,437
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	26,360,000	24,119,664
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)(j)	5.125%		5/9/2029	23,653,000	21,448,697
Zoetis, Inc.	2.00%		5/15/2030	26,453,000	22,280,583
Total					110,959,613

Pipelines 2.51%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%		11/2/2047	19,135,000	17,898,305
AI Candelaria Spain SA (Spain)†(b)	5.75%		6/15/2033	30,777,000	21,851,670
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028	21,082,507	19,257,078
Buckeye Partners LP	8.835% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	30,566,000	26,345,447
Cheniere Energy Partners LP	3.25%		1/31/2032	30,486,000	25,214,666
Colonial Enterprises, Inc.†	3.25%		5/15/2030	27,028,000	24,202,200
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	47,805,000	43,025,456
DT Midstream, Inc.†	4.30%		4/15/2032	27,064,000	24,288,673
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040	34,050,000	26,927,733
Greensaif Pipelines Bidco Sarl (Luxembourg)†(b)	6.129%		2/23/2038	22,331,000	22,994,168
Hess Midstream Operations LP†	5.125%		6/15/2028	17,974,000	17,081,810
Kinder Morgan, Inc.	5.20%		6/1/2033	20,771,000	20,651,694
Magellan Midstream Partners LP	3.95%		3/1/2050	9,784,000	7,413,221
NGPL PipeCo LLC†	3.25%		7/15/2031	29,487,000	25,052,479
NGPL PipeCo LLC†	4.875%		8/15/2027	24,928,000	24,188,857
Oleoducto Central SA (Colombia)(b)	4.00%		7/14/2027	16,478,000	14,245,869
ONEOK, Inc.	4.45%		9/1/2049	9,005,000	7,005,862
Sabal Trail Transmission LLC†	4.246%		5/1/2028	19,996,000	19,406,576
Sabine Pass Liquefaction LLC	4.50%		5/15/2030	45,267,000	43,686,425
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029	26,406,000	23,841,977
Western Midstream Operating LP	4.30%		2/1/2030	72,025,000	65,632,781
Williams Cos., Inc. (The)	5.65%		3/15/2033	28,111,000	29,048,416
Total					549,261,363

REITS 1.52%
Crown Castle, Inc.	2.50%		7/15/2031	55,438,000	46,623,883
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2030	26,711,000	23,718,834

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS (continued)
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		$19,738,000	$16,949,225
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		17,444,000	17,037,826
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		22,454,000	21,041,360
Goodman US Finance Four LLC†	4.50%	10/15/2037		11,543,000	10,017,917
Prologis LP	4.375%	2/1/2029		14,925,000	14,600,342
Rayonier LP	2.75%	5/17/2031		49,647,000	41,027,835
SBA Communications Corp.	3.875%	2/15/2027		50,424,000	47,647,322
Service Properties Trust	7.50%	9/15/2025		13,542,000	13,375,670
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		22,094,000	21,389,184
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		65,109,000	59,329,575
Total					332,758,973

Retail 1.86%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	4.00%	10/15/2030		25,190,000	21,623,096
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	4.375%	1/15/2028		9,028,000	8,343,316
Asbury Automotive Group, Inc.†	4.625%	11/15/2029		33,850,000	30,341,786
Bath & Body Works, Inc.	5.25%	2/1/2028		20,650,000	19,750,899
Bath & Body Works, Inc.†	6.625%	10/1/2030		17,059,000	16,645,831
Dollar Tree, Inc.	3.375%	12/1/2051		31,595,000	22,335,404
Gap, Inc. (The)†	3.875%	10/1/2031		32,431,000	22,532,086
Genuine Parts Co.	2.75%	2/1/2032		28,763,000	23,915,985
Murphy Oil USA, Inc.†	3.75%	2/15/2031		40,965,000	34,555,002
Murphy Oil USA, Inc.	4.75%	9/15/2029		25,575,000	23,329,520
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		13,510,000	12,696,293
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		17,685,000	16,617,710
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		31,958,000	31,404,487
SRS Distribution, Inc.†	4.625%	7/1/2028		29,451,000	26,195,781
Stonegate Pub Co. Financing 2019 plc(d)	8.00%	7/13/2025	GBP	19,055,000	21,765,880
Stonegate Pub Co. Financing 2019 plc(d)	8.25%	7/31/2025	GBP	34,850,000	40,247,340
Tiffany & Co.	4.90%	10/1/2044		$24,113,000	22,456,160
White Cap Buyer LLC†	6.875%	10/15/2028		14,313,000	12,428,816
Total					407,185,392

Savings & Loans 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011		22,500,000	–	(f)(g)

Semiconductors 0.91%
Entegris Escrow Corp.†	4.75%	4/15/2029		24,044,000	22,753,140
KLA Corp.	4.10%	3/15/2029		22,701,000	22,366,240
Lam Research Corp.	4.875%	3/15/2049		14,175,000	14,054,338

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
ON Semiconductor Corp.†	3.875%	9/1/2028	$68,076,000	$61,354,632
Qorvo, Inc.	4.375%	10/15/2029	21,594,000	19,917,226
Skyworks Solutions, Inc.	3.00%	6/1/2031	11,235,000	9,355,488
TSMC Arizona Corp.	3.25%	10/25/2051	62,460,000	48,636,378
Total				198,437,442

Shipbuilding 0.19%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	44,684,000	41,864,472

Software 1.56%
Autodesk, Inc.	3.50%	6/15/2027	8,727,000	8,353,003
Cloud Software Group Holdings, Inc.†	6.50%	3/31/2029	31,497,000	27,891,191
Intuit, Inc.	1.65%	7/15/2030	35,786,000	29,826,797
MSCI, Inc.†	3.25%	8/15/2033	31,224,000	25,598,976
MSCI, Inc.†	3.875%	2/15/2031	66,243,000	59,022,513
MSCI, Inc.†	4.00%	11/15/2029	44,098,000	40,283,523
PTC, Inc.†	4.00%	2/15/2028	24,213,000	22,649,231
ROBLOX Corp.†	3.875%	5/1/2030	64,100,000	55,028,247
Roper Technologies, Inc.	1.75%	2/15/2031	30,563,000	24,450,078
ServiceNow, Inc.	1.40%	9/1/2030	33,555,000	27,046,495
Workday, Inc.	3.80%	4/1/2032	23,288,000	21,372,140
Total				341,522,194

Telecommunications 2.45%
Altice France SA (France)†(b)	5.50%	10/15/2029	27,368,000	20,951,734
Connect Finco Sarl/Connect U.S. Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026	27,239,000	25,629,175
Frontier Communications Holdings LLC†	5.875%	10/15/2027	47,940,000	43,625,400
Frontier Communications Holdings LLC†	8.75%	5/15/2030	22,488,000	22,422,447
Hughes Satellite Systems Corp.	5.25%	8/1/2026	20,825,000	19,778,231
NTT Finance Corp. (Japan)†(b)	4.372%	7/27/2027	22,947,000	22,755,306
Sprint Capital Corp.	6.875%	11/15/2028	112,833,000	121,351,892
T-Mobile USA, Inc.	3.375%	4/15/2029	118,002,000	107,687,138
T-Mobile USA, Inc.	3.875%	4/15/2030	22,837,000	21,446,270
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%	1/31/2031	79,166,000	67,449,432
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.75%	7/15/2031	50,058,000	42,970,038
Xiaomi Best Time International Ltd. (Hong Kong)†(b)	4.10%	7/14/2051	31,639,000	19,407,076
Total				535,474,139

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Transportation 0.34%
Central Japan Railway Co. (Japan)(b)	2.20%	10/2/2024		$22,314,000	$21,349,143
Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045		20,040,000	17,917,596
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	8/20/2035		27,142,624	22,923,675
Union Pacific Corp.	3.00%	4/15/2027		13,240,000	12,644,975
Total					74,835,389

Trucking & Leasing 0.08%
Fortress Transportation and Infrastructure Investors LLC†	5.50%	5/1/2028		20,296,000	18,541,614
Total Corporate Bonds (cost $16,541,755,719)					15,442,041,018

FLOATING RATE LOANS(k) 1.49%

Aerospace/Defense 0.10%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	11.325% (3 Mo. LIBOR + 6.50%)	3/6/2024		8,102,769	7,802,318
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(b)	0.50%	3/6/2025		16,626,487	14,194,863
Total					21,997,181

Automotive 0.10%
DexKo Global Inc. 2021 USD Term Loan B	8.909% (3 Mo. LIBOR + 3.75%)	10/4/2028		23,424,637	22,004,518

Beverages 0.10%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(b)	9.011% (3 Mo. Term SOFR + 4.25%)	7/12/2029		22,369,781	22,099,443

Diversified Capital Goods 0.12%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(d)	6.448% (3 Mo. EURIBOR + 3.75%)	3/16/2029	EUR	25,074,401	25,929,382

Electric: Generation 0.29%
Astoria Energy LLC 2020 Term Loan B	8.10% (1 Mo. LIBOR + 3.25%)	12/10/2027		$36,765,202	36,553,802
EFS Cogen Holdings I LLC 2020 Term Loan B	8.66% (3 Mo. LIBOR + 3.50%)	10/1/2027		24,914,610	24,329,116
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.659% (3 Mo. LIBOR + 1.50%)	7/28/2028		1,720,948	645,355

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electric: Generation (continued)
Frontera Generation Holdings LLC 2021 Term Loan	18.159% (3 Mo. LIBOR + 13.00%)	7/28/2026		$1,773,053	$1,781,918
Total					63,310,191

Electric: Integrated 0.16%
Generation Bridge Acquisition, LLC Term Loan B	10.159% (3 Mo. LIBOR + 5.00%)	12/1/2028		13,389,804	13,386,992
Generation Bridge Acquisition, LLC Term Loan C	10.159% (3 Mo. LIBOR + 5.00%)	12/1/2028		304,453	304,389
Helix Gen Funding, LLC Term Loan B	8.59% (1 Mo. LIBOR + 3.75%)	6/3/2024		23,000,306	22,838,959
Total					36,530,340

Entertainment 0.05%
Vue International Bidco p.l.c. 2022 EUR Term Loan(d)	11.086% (6 Mo. EURIBOR + 8.00%)	6/30/2027	EUR	2,436,933	2,259,639
Vue International Bidco p.l.c. 2023 EUR PIK Term Loan PIK 6.00%(d)	4.346% (3 Mo. EURIBOR + 2.00%)	12/31/2027	EUR	13,722,988	8,501,674
Total					10,761,313

Gas Distribution 0.07%
Freeport LNG Investments, LLLP Term Loan B	8.308% (3 Mo. LIBOR + 3.50%)	12/21/2028		$15,740,546	15,285,172

Health Care Products 0.10%
Bausch & Lomb, Inc. Term Loan (Canada)(b)	8.457% (3 Mo. Term SOFR + 3.25%)	5/10/2027		22,472,167	21,879,127
Information Technology 0.10%
Cloud Software Group, Inc. 2022 USD Term Loan	9.50% (3 Mo. Term SOFR + 4.50%)	3/30/2029		23,425,696	21,375,948

Manufacturing 0.20%
Frontier Communications Corp. 2021 1st Lien Term Loan	8.625% (1 Mo. LIBOR + 3.75%)	5/1/2028		22,523,110	21,453,262
Madison IAQ LLC Term Loan	8.302% (6 Mo. LIBOR + 3.25%)	6/21/2028		22,748,490	21,704,903
Total					43,158,165

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Metal Fabricate/Hardware 0.10%
Tank Holding Corp. 2022 Term Loan	10.657% - 12.75% (1 Mo. Term SOFR + 5.75%)		3/31/2028	$22,099,999	$21,298,873

Personal & Household Products 0.00%
FGI Operating Company, LLC Exit Term Loan(h)	–	(l)	5/16/2023	808,205	101,430	(m)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	8.144% (3 Mo. LIBOR + 3.50%)		6/30/2025	198	108
Total					101,538
Total Floating Rate Loans (cost $335,068,418)					325,731,191

FOREIGN GOVERNMENT OBLIGATIONS 1.82%

Argentina 0.15%
Argentine Republic Government International Bond(b)	0.50%	(n)	7/9/2030	112,506,166	32,871,978

Bermuda 0.20%
Bermuda Government International Bond†	2.375%		8/20/2030	25,925,000	22,240,214
Bermuda Government International Bond†	3.375%		8/20/2050	29,487,000	21,113,878
Total					43,354,092

Costa Rica 0.25%
Costa Rica Government International Bond†(b)	7.158%		3/12/2045	54,766,000	54,248,688

Dominican Republic 0.32%
Dominican Republic International Bond†(b)	6.00%		2/22/2033	76,808,000	70,587,823

Ecuador 0.09%
Ecuador Government International Bond†(b)	5.50%	(n)	7/31/2030	42,414,918	19,928,281

Hong Kong 0.08%
Airport Authority†(b)	4.875%		1/12/2033	17,288,000	17,846,711

Philippines 0.08%
Philippine Government International Bond(b)	5.00%		7/17/2033	17,947,000	18,260,445

Serbia 0.10%
Serbia International Bond†(b)	6.25%		5/26/2028	22,315,000	22,589,921

South Africa 0.20%
Republic of South Africa(b)	4.30%		10/12/2028	48,117,000	43,277,633

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Sri Lanka 0.08%
Sri Lanka Government International Bond†(b)(h)	5.875%	7/25/2022	$45,243,000	$17,739,145

Turkey 0.27%
Turkey Government International Bond(b)	5.125%	2/17/2028	66,497,000	58,305,900
Total Foreign Government Obligations (cost $447,991,230)				399,010,617

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.49%
Fannie Mae or Freddie Mac(o)	2.00%	TBA	94,417,000	78,138,535
Fannie Mae or Freddie Mac(o)	4.00%	TBA	68,931,000	65,963,999
Fannie Mae or Freddie Mac(o)	4.50%	TBA	79,396,000	77,816,680
Fannie Mae or Freddie Mac(o)	5.00%	TBA	26,639,000	26,814,250
Fannie Mae or Freddie Mac(o)	5.50%	TBA	278,530,000	281,767,777
Fannie Mae or Freddie Mac(o)	6.00%	TBA	186,023,000	189,772,139
Fannie Mae or Freddie Mac(o)	6.50%	TBA	140,311,000	144,553,216
Fannie Mae Pool	2.00%	6/1/2051 - 11/1/2051	71,538,233	59,407,254
Fannie Mae Pool	2.50%	6/1/2051 - 12/1/2051	178,341,844	155,907,143
Fannie Mae Pool	3.00%	1/1/2051	13,771,919	12,545,445
Fannie Mae Pool	3.50%	9/1/2051 - 4/1/2052	53,380,682	50,211,779
Fannie Mae Pool	4.00%	5/1/2052	89,419,261	87,013,556
Fannie Mae Pool	5.00%	7/1/2052	62,572,060	63,590,271
Federal Home Loan Mortgage Corp.	2.50%	7/1/2051	9,688,928	8,435,755
Federal Home Loan Mortgage Corp.	3.50%	8/1/2045	38,373,916	36,263,968
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052	45,595,810	46,244,518
Ginnie Mae(o)	3.00%	TBA	148,709,000	135,556,648
Ginnie Mae(o)	3.50%	TBA	65,450,000	61,402,837
Ginnie Mae(o)	4.00%	TBA	118,032,000	113,667,857
Ginnie Mae(o)	4.50%	TBA	117,633,000	115,887,310
Ginnie Mae(o)	5.00%	TBA	412,876,000	413,083,104
Ginnie Mae(o)	5.50%	TBA	177,570,000	179,476,987
Ginnie Mae(o)	6.00%	TBA	229,740,000	233,887,487
Ginnie Mae(o)	6.50%	TBA	95,395,000	98,089,573
Total Government Sponsored Enterprises Pass-Throughs (cost $2,741,870,936)				2,735,498,088

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 1.48%

Education 0.27%
California State University	3.899%	11/1/2047	$27,485,000	$23,773,219
Ohio University	5.59%	12/1/2114	11,009,000	10,591,482
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	29,070,000	25,428,360
Total				59,793,061

General Obligation 0.09%
State of California GO	7.55%	4/1/2039	14,890,000	19,315,598

Government 0.38%
Foothill-Eastern Transportation Corridor Agency CA	4.094%	1/15/2049	26,814,000	23,641,322
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	18,690,000	16,558,574
State of Illinois GO	5.10%	6/1/2033	43,750,000	43,691,073
Total				83,890,969

Miscellaneous 0.32%
Dallas Convention Center Hotel Development Corp. TX	7.088%	1/1/2042	17,645,000	20,422,701
New York City Industrial Development Agency NY†	11.00%	3/1/2029	15,138,000	17,989,133
Pasadena Public Financing Authority CA	7.148%	3/1/2043	26,570,000	32,313,183
Total				70,725,017

Tax Revenue 0.11%
County of Miami-Dade FL	2.786%	10/1/2037	11,390,000	8,820,034
Memphis-Shelby County Industrial Development Board Tax Allocation TN(h)	7.00%	7/1/2045	22,085,000	14,110,014	(e)
Total				22,930,048

Transportation 0.31%
County of Miami-Dade Aviation Revenue FL	3.982%	10/1/2041	13,800,000	11,956,190
County of Miami-Dade Aviation Revenue FL	4.28%	10/1/2041	17,890,000	16,270,118
Metropolitan Transportation Authority NY	5.175%	11/15/2049	17,860,000	16,292,796
Metropolitan Transportation Authority NY	6.668%	11/15/2039	8,970,000	9,686,817
Port of Seattle WA	3.755%	5/1/2036	13,790,000	12,639,806
Total				66,845,727
Total Municipal Bonds (cost $374,147,294)				323,500,420

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.03%
BBCMS Mortgage Trust 2019-BWAY A†	5.898% (1 Mo. Term SOFR + 1.07%)	#	11/15/2034	$24,790,000	$23,015,376
Benchmark Mortgage Trust 2019-B12 WMA†	4.246%	#(p)	8/15/2052	35,249,000	31,235,803	(e)
BHMS 2018-ATLS A†	5.934% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	60,690,000	58,463,132
BX 2021-MFM1 B†	5.892% (1 Mo. Term SOFR + 1.06%)	#	1/15/2034	6,365,887	6,125,580
BX 2021-MFM1 C†	6.142% (1 Mo. Term SOFR + 1.31%)	#	1/15/2034	3,811,394	3,641,248
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	14,051,000	11,486,558
BX Commercial Mortgage Trust 2021-VOLT A†	5.384% (1 Mo. LIBOR + .70%)	#	9/15/2036	27,805,000	26,773,276
BX Trust 2022-PSB A†	7.278% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	13,705,110	13,653,812
CF Trust 2019-BOSS A1†	7.934% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	18,050,000	16,865,290
CIM Trust 2020-J1 A2†	2.50%	#(p)	7/25/2050	9,222,378	7,622,357
CIM Trust 2021-J1 A1†	2.50%	#(p)	3/25/2051	9,653,564	7,894,596
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.748%	#(p)	2/10/2049	8,510,000	6,904,531
Citigroup Mortgage Loan Trust 2022-INV1 A3B†	3.00%	#(p)	11/27/2051	65,959,941	56,010,036
Citigroup Mortgage Loan Trust, Inc. 2021-INV2 A3A†	2.50%	#(p)	5/25/2051	44,813,545	36,480,708
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(p)	9/10/2047	17,756,000	17,120,726
Connecticut Avenue Securities Trust 2019-R05 1B1†	8.945% (1 Mo. LIBOR + 4.10%)	#	7/25/2039	20,405,152	20,640,252
Connecticut Avenue Securities Trust 2022-R01 1B2†	10.56% (1 Mo. SOFR + 6.00%)	#	12/25/2041	25,930,000	23,412,799
Connecticut Avenue Securities Trust 2022-R02 2M1†	5.76% (1 Mo. SOFR + 1.20%)	#	1/25/2042	17,420,691	17,285,086
Connecticut Avenue Securities Trust 2022-R08 1M1†	7.11% (1 Mo. SOFR + 2.55%)	#	7/25/2042	22,199,543	22,355,189
Connecticut Avenue Securities Trust 2023-R01 1M1†	6.968% (1 Mo. SOFR + 2.40%)	#	12/25/2042	50,041,492	50,186,442

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates Trust 2022-MARK B†	8.272% (1 Mo. Term SOFR + 3.44%)	#	6/15/2039	$9,900,000	$9,788,366
CS Master Trust 2021-AHP A†	8.668% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	33,915,000	33,766,079
CS Master Trust 2021-BLUF A†	8.896% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	19,335,000	19,165,413
CSMC 2021-BPNY A†	8.399% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	47,185,000	45,156,894
CSMC 2021-BRIT A†	8.401% (1 Mo. Term SOFR + 3.57%)	#	5/15/2023	75,647,513	71,127,029
DCP Rights LLC A	7.55%		1/15/2024	81,900,000	82,072,133
Flagstar Mortgage Trust 2021-8INV A3†	2.50%	#(p)	9/25/2051	11,087,182	9,025,580
Freddie Mac Stacr Remic Trust 2020-DNA1 B1†	7.145% (1 Mo. LIBOR + 2.30%)	#	1/25/2050	10,710,000	10,368,919
Freddie Mac STACR Remic Trust 2020-DNA2 B1†	7.345% (1 Mo. LIBOR + 2.50%)	#	2/25/2050	12,505,000	11,915,380
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	5.41% (1 Mo. SOFR + .85%)	#	9/25/2041	14,030,988	13,546,557
Freddie Mac STACR REMIC Trust 2022-DNA2 M1B†	6.96% (1 Mo. SOFR + 2.40%)	#	2/25/2042	16,065,000	15,626,326
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B†	9.06% (1 Mo. SOFR + 4.50%)	#	6/25/2042	11,505,000	11,953,909
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	6.86% (1 Mo. SOFR + 2.30%)	#	8/25/2042	33,921,906	34,027,810
Freddie Mac STACR REMIC Trust 2022-HQA3 M1B†	8.11% (1 Mo. SOFR + 3.55%)	#	8/25/2042	27,715,000	27,152,538
Freddie Mac STACR Trust 2019-DNA3 B1†	8.095% (1 Mo. LIBOR + 3.25%)	#	7/25/2049	5,387,000	5,458,571
GS Mortgage Securities Corp Trust 2022-ECI B†	7.771% (1 Mo. Term SOFR + 2.94%)	#	8/15/2039	23,620,000	23,522,324
GS Mortgage Securities Corp. 2021-PJ6 A8†	2.50%	#(p)	11/25/2051	16,071,397	13,940,364
GS Mortgage Securities Corp. II 2021-ARDN C†	6.734% (1 Mo. LIBOR + 2.05%)	#	11/15/2036	15,795,000	14,994,361

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2021-ARDN D†	7.434% (1 Mo. LIBOR + 2.75%)	#	11/15/2036	$27,630,000	$26,163,159
GS Mortgage Securities Corp. Trust 2021-PJ1 A2†	2.50%	#(p)	6/25/2051	19,903,028	16,345,407
GS Mortgage Securities Corp. Trust 2021-PJ5 A2†	2.50%	#(p)	10/25/2051	7,245,441	5,898,190
GS Mortgage Securities Corp. Trust 2021-RENT E†	7.528% (1 Mo. LIBOR + 2.75%)	#	11/21/2035	11,348,383	10,385,890
GS Mortgage Securities Corp. Trust 2021-RENT F†	8.428% (1 Mo. LIBOR + 3.65%)	#	11/21/2035	8,312,835	7,515,532
GS Mortgage Securities Corp. Trust 2021-RENT G†	10.478% (1 Mo. LIBOR + 5.70%)	#	11/21/2035	593,847	511,169
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	14.184% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	69,790,000	66,872,024
GS Mortgage Securities Corp. Trust 2023-FUN A†	6.75% (1 Mo. Term SOFR + 2.09%)	#	3/15/2028	33,890,000	33,880,328
GS Mortgage Securities Trust 2021-PJ6 A2†	2.50%	#(p)	11/25/2051	22,807,159	18,566,291
GS Mortgage Securities Trust 2021-PJ7 A2†	2.50%	#(p)	1/25/2052	14,782,287	12,033,601
Hilton Orlando Trust 2018-ORL A†	5.704% (1 Mo. LIBOR + 1.02%)	#	12/15/2034	9,363,000	9,171,064
HPLY Trust 2019-HIT A†	5.684% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	15,991,282	15,643,198
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP B†	5.934% (1 Mo. Term SOFR + 1.11%)	#	4/15/2037	37,704,494	34,449,179
JP Morgan Mortgage Trust 2020-7 A3†	3.00%	#(p)	1/25/2051	9,458,089	8,149,125
JP Morgan Mortgage Trust 2021-12 A3†	2.50%	#(p)	2/25/2052	11,847,896	9,615,338
JP Morgan Mortgage Trust 2021-7 A3†	2.50%	#(p)	11/25/2051	7,966,515	6,465,344
JP Morgan Mortgage Trust 2021-INV5 A2†	3.00%	#(p)	12/25/2051	9,948,822	8,448,065
JP Morgan Mortgage Trust 2021-INV8 A2†	3.00%	#(p)	5/25/2052	41,719,278	35,426,020
JP Morgan Mortgage Trust 2022-4 A2A†	3.00%	#(p)	10/25/2052	18,131,829	15,486,992
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	11.385% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	41,665,000	40,959,732
Life Mortgage Trust 2022-BMR2 A1†	6.122% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	29,175,000	28,571,069
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,360,628,520)					1,320,338,067

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Dividend Rate		Shares	Fair Value
PREFERRED STOCKS 0.05%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon		150,711	$3,240,286
ACBL Holdings Corp.	Zero Coupon		205,069	8,407,829
Total Preferred Stocks (cost $8,894,500)				11,648,115

	Exercise Price	Expiration Date

RIGHTS 0.00%

Cosmetics/Personal Care
Revlon, Inc.* (cost $591,988)	Zero Coupon	9/7/2023	1,798,428	2	(g)

	Interest Rate	Maturity Date	Principal Amount

U.S. TREASURY OBLIGATIONS 2.51%
U.S. Treasury Inflation Indexed Bond(q)	1.50%	2/15/2053	$79,818,713	80,988,972
U.S. Treasury Inflation Indexed Note(q)	1.625%	10/15/2027	273,416,251	278,856,764
U.S. Treasury Inflation-Indexed Note(q)	1.125%	1/15/2033	190,289,122	189,966,622
Total U.S. Treasury Obligations (cost $539,440,634)				549,812,358
Total Long-Term Investments (cost $24,913,970,219)				23,695,432,247

SHORT-TERM INVESTMENTS 1.75%

Repurchase Agreements 1.69%
Repurchase Agreement dated 3/31/2023, 4.860 due 4/3/2023 with Barclays Bank PLC collateralized by $129,897,000 of U.S. Treasury Bond at 3.625% due 3/31/2030; value: $129,845,041; proceeds: $127,350,616 (cost $127,299,060)			127,299,060	127,299,060
Repurchase Agreement dated 3/31/2023, 2.400 due 4/3/2023 with Fixed Income Clearing Corp. collateralized by $178,741,900 of U.S. Treasury Note at 2.375% due 8/15/2024; value: $174,328,537; proceeds: $170,944,477; (cost $170,910,295)			170,910,295	170,910,295
Repurchase Agreement dated 3/31/2023, 4.870 due 4/3/2023 with Toronto Dominion Grand Cayman collateralized by $72,766,000 of U.S. Treasury Bond at 4.93% due 5/10/2021; value: $74,310,795; proceeds: $72,728,623 (cost $72,699,119)			72,699,119	72,699,119
Total Repurchase Agreements (cost $370,908,474)				370,908,474

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

March 31, 2023

Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.05%
Fidelity Government Portfolio(r) (cost $11,580,953)	11,580,953	$11,580,953

TIME DEPOSITS 0.01%
CitiBank N.A.(r) (cost $1,286,773)	1,286,773	1,286,773
Total Short-Term Investments (cost $383,776,200)		383,776,200
Total Investments in Securities 109.97% (cost $25,297,746,419)		24,079,208,447
Other Assets and Liabilities – Net(s) (9.97)%		(2,183,258,948)
Net Assets 100.00%		$21,895,949,499

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2023, the total value of Rule 144A securities was $10,618,525,164, which represents 48.50% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2023.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Amount is less than $1.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(h)	Defaulted (non-income producing security).
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Security has been fully or partially segregated for open reverse repurchase agreements as of March 31,2023.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2023.
(l)	Interest Rate to be determined.
(m)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(n)	Step Bond – Security with a predetermined schedule of interest rate changes.
(o)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(p)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

(q)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at March 31, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$60,151,898	$129,262
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	29,848,102	64,141	(1)
Bank of America	2.564%	CPI Urban Consumer NSA	2/10/2028	437,877,000	1,135,949
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$1,329,352

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	$128,000,000	$(7,831,022)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	(4,125,016)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(11,956,038)

(1)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $76,438, which includes upfront payment of $140,579. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Credit Default Swap Contracts on Issuers - Buy Protection at March 31, 2023(1):

Referenced Issuers	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount		Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Credit Suisse Group AG(5)	BNP Paribas S.A.	1.000%	12/20/2027	EUR	40,937,540	$2,035,204	$(406,441)	$1,628,763
Credit Suisse Group AG(5)	BNP Paribas S.A.	1.000%	12/20/2027		19,042,839	985,951	(228,302)	757,649
Credit Suisse Group AG(5)	J.P. Morgan	1.000%	12/20/2027		14,282,129	890,325	(322,089)	568,236
						$3,911,480	$(956,832)	$2,954,648

Credit Default Swap Contracts on Indexes - Sell Protection at March 31, 2023(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	$9,490,000	$(109,562)	$(436,663)	$(546,225)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	18,980,000	91,763	(391,246)	(299,483)
					$(17,799)	$(827,909)	$(845,708)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

March 31, 2023

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contract agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,784,741.
(4)	Includes upfront payments paid (received).
(5)	Moody’s Credit Rating: Ba2.

Forward Foreign Currency Exchange Contracts at March 31, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	Morgan Stanley	5/30/2023	5,352,000	$3,536,052	$3,584,764	$48,712
Australian dollar	Buy	Morgan Stanley	5/30/2023	5,403,000	3,566,164	3,618,923	52,759
Australian dollar	Buy	State Street Bank and Trust	5/30/2023	4,450,000	2,941,353	2,980,605	39,252
Australian dollar	Buy	Toronto Dominion Bank	5/30/2023	12,850,000	8,490,551	8,606,916	116,365
Danish krone	Buy	UBS AG	4/3/2023	15,383,000	2,211,668	2,239,368	27,700
Euro	Buy	State Street Bank and Trust	6/13/2023	3,264,000	3,553,595	3,553,782	187
Swiss franc	Buy	State Street Bank and Trust	5/23/2023	11,877,000	12,803,461	13,049,789	246,328
Swiss franc	Buy	State Street Bank and Trust	5/23/2023	1,850,000	2,024,944	2,032,677	7,733
Australian dollar	Sell	State Street Bank and Trust	5/30/2023	34,602,000	23,638,457	23,176,381	462,076
Canadian dollar	Sell	State Street Bank and Trust	4/20/2023	44,500,000	33,075,296	32,934,328	140,968
Swiss franc	Sell	State Street Bank and Trust	5/23/2023	42,295,000	46,809,775	46,471,399	338,376
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,480,456

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2023

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	State Street Bank and Trust	5/30/2023	5,956,000	$4,020,871	$3,989,322	$(31,549)
Canadian dollar	Buy	Morgan Stanley	4/20/2023	44,500,000	33,314,455	32,934,327	(380,128)
British pound	Sell	Morgan Stanley	6/8/2023	74,740,000	89,995,779	92,319,660	(2,323,881)
Danish krone	Sell	Bank of America	4/3/2023	96,245,000	13,820,324	14,010,787	(190,463)
Danish krone	Sell	Bank of America	4/3/2023	36,375,000	5,180,208	5,295,261	(115,053)
Danish krone	Sell	Bank of America	4/3/2023	25,958,000	3,735,567	3,778,815	(43,248)
Danish krone	Sell	State Street Bank and Trust	6/30/2023	165,000,000	24,154,890	24,158,096	(3,206)
Euro	Sell	State Street Bank and Trust	6/13/2023	182,275,000	193,926,018	198,457,589	(4,531,571)
Singapore dollar	Sell	J.P. Morgan	5/22/2023	35,250,000	26,438,250	26,527,644	(89,394)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(7,708,493)

Futures Contracts at March 31, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Ultra Long Bond	June 2023	684	Long	$96,154,337	$96,529,500	$375,163

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
S&P 500 E-Mini	June 2023	1,995	Short	$(390,427,194)	$(412,740,563)	$(22,313,369)
U.S. 10-Year Treasury Note	June 2023	2,896	Short	(322,448,910)	(332,813,750)	(10,364,840)
U.S. Long Bond	June 2023	3,322	Short	(423,879,380)	(435,701,063)	(11,821,683)
U.S. Treasury Notes	June 2023	11,279	Long	1,240,087,418	1,235,138,623	(4,948,795)
US 10-Year Ultra Treasury Note	June 2023	920	Long	111,691,793	111,449,375	(242,418)
Total Unrealized Depreciation on Futures Contracts						$(49,691,105)

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$1,106,306	$1,252,991 principal, Teva Pharmaceutical Finance at 5.125%, due 5/9/2029, $1,136,220 fair value	(5.50)%	03/01/2023	On Demand	$1,111,545

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $5,239.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

March 31, 2023

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities	$–	$1,403,251,295	$–		$1,403,251,295
Common Stocks
Automobile Components	23,917,709	6,677,627	–		30,595,336
Beverages	–	46,584,559	–		46,584,559
Electric-Generation	–	1,890	–		1,890
Hotels, Restaurants & Leisure	138,319,444	28,906,473	–		167,225,917
Miscellaneous Financials	–	7,418,611	–		7,418,611
Personal Care Products	–	12,560,985	–		12,560,985
Specialty Retail	22,353,209	–	7,519,004		29,872,213
Textiles, Apparel & Luxury Goods	–	91,329,614	–		91,329,614
Transportation Infrastructure	–	1,324,462	–		1,324,462
Remaining Industries	797,687,489	–	–		797,687,489
Corporate Bonds
Banks	–	1,003,874,741	–	(3)	1,003,874,741
Diversified Financials	–	–	–	(3)	–	(3)
Mining	–	317,552,879	–	(4)	317,552,879
Savings & Loans	–	309,254,079	–	(3)	309,254,079
Remaining Industries	–	13,811,359,319	–		13,811,359,319
Floating Rate Loans
Personal & Household Products	–	108	101,430		101,538
Remaining Industries	–	325,629,653	–		325,629,653
Foreign Government Obligations	–	399,010,617	–		399,010,617
Government Sponsored
Enterprises Pass-Throughs	–	2,735,498,088	–		2,735,498,088
Municipal Bonds
Tax Revenue	–	8,820,034	14,110,014		22,930,048
Remaining Industries	–	300,570,372	–		300,570,372
Non-Agency Commercial
Mortgage-Backed Securities	–	1,289,102,264	31,235,803		1,320,338,067
Preferred Stocks	–	11,648,115	–		11,648,115
Rights	–	–	2		2
U.S. Treasury Obligations	–	549,812,358	–		549,812,358
Short-Term Investments
Repurchase Agreements	–	370,908,474	–		370,908,474
Money Market Funds	11,580,953	–	–		11,580,953
Time Deposits	–	1,286,773	–		1,286,773
Total	$993,858,804	$23,032,383,390	$52,966,253		$24,079,208,447

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

March 31, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$1,329,352	$–	$1,329,352
Liabilities	–	(11,956,038)	–	(11,956,038)
Credit Default Swap Contracts
Assets	–	2,954,648	–	2,954,648
Liabilities	–	(845,708)	–	(845,708)
Forward Foreign Currency Exchange Contracts
Assets	–	1,480,456	–	1,480,456
Liabilities	–	(7,708,493)	–	(7,708,493)
Futures Contracts
Assets	375,163	–	–	375,163
Liabilities	(49,691,105)	–	–	(49,691,105)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(1,111,545)	–	(1,111,545)
Total	$(49,315,942)	$(15,857,328)	$–	$(65,173,270)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount less than $1.
(4)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	39

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”) the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

40

Notes to Schedule of Investments (unaudited)(continued)

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

41

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2023, the market value of securities loaned and collateral received for the Fund were as follows:

Market Value of	Collateral
Securities Loaned	Received
$13,100,858	$12,867,726

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QPHR-BOND-1Q

(05/23)